Significant Accounting Policies - Additional Information (Details) - USD ($)						12 Months Ended
	Feb. 14, 2024	Feb. 12, 2024	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2021
Marketable Securities						$ 0	$ 290,718,297
Federal depository insurance coverage						$ 250,000	$ 250,000
Class A common stock subject to possible redemption		150,823				6,104,682	28,750,000					28,750,000
Common stock warrants issued						22,125,000
Cash equivalents						$ 0	$ 0
Proceeds from Interest Received						1,446,193	786,918
Proceeds from Sale of Restricted Investments	$ 1,572,250		$ 24,008,096	$ 24,008,096	$ 206,121,060	230,129,156	0
Temporary Equity Redemption Price Per Share	$ 10.42	$ 10.42	$ 10.31	$ 10.31	$ 10.15
Payments for repurchase of common stock		$ 1,572,250				230,129,156	0
Assets Held-in-trust, Noncurrent						63,558,404	290,718,297
Unrecognized Tax Benefits						0	0
Unrecognized tax benefits interest and penalty expenses on income tax						$ 29,072	$ 0
Common Class A [Member]
Class A common stock subject to possible redemption		150,823		2,328,063		6,104,682	28,750,000		8,432,745	20,317,255	20,317,255
Common stock warrants issued						25,431,370	23,625,000
Proceeds from Sale of Restricted Investments						$ 230,129,156
Temporary Equity Redemption Price Per Share						$ 10.41	$ 10.1
Common stock shares issued						7,187,500	0
Common stock shares outstanding						7,187,500	0
Common Class A [Member] | Sponser [Member]
Common stock shares issued								7,187,500
Common Class B [Member]
Common stock shares issued						0	7,187,500
Common stock shares outstanding						0	7,187,500
Common Class B [Member] | Sponser [Member]
Common stock shares outstanding								0
IPO [Member]
Common stock warrants issued						14,375,000
Private Placement [Member]
Common stock warrants issued	3,306,370					7,750,000